PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-     PROPERTY AND EQUIPMENT

	December 31,
	2012	2013
Cost:

Leasehold improvements	$470	$546
Computers and peripheral equipment	9,826	10,106
Office furniture and equipment	1,875	2,639
Motor vehicles	244	98
Software	2,479	1,962

	14,894	15,351
Accumulated depreciation:

Leasehold improvements	242	288
Computers and peripheral equipment	9,420	9,657
Office furniture and equipment	1,435	1,947
Motor vehicles	124	68
Software	1,775	1,618

	12,996	13,578

Depreciated cost	$1,898	$1,773

Depreciation expenses amounted to $  630, $  757 and $ 656 for the years ended December 31, 2011, 2012 and 2013, respectively.